Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Reserve for obsolete, unmarketable and slow moving assets	$ 1,639	$ 1,717
Expense for damaged and lost inventories	1,916	2,714	$ 4,382
Reserves to adjust inventories net realizable value	$ 2,422	$ 2,049